Group information - Additional Information (Detail)		3 Months Ended	6 Months Ended
	Aug. 17, 2023	Jun. 30, 2023	Jun. 30, 2023
Disclosure of non-adjusting events after reporting period [line items]
Date of end of reporting period		Jun. 30, 2023	Jun. 30, 2023
Authorization Of Financial Statements [Member]
Disclosure of non-adjusting events after reporting period [line items]
Date of authorisation for issue of financial statements	Aug. 17, 2023